Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Store State Entity	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 14,560,000	$ 15,807,000
Capitalized vendor rebates	21,118,000	19,171,000
Goodwill and intangible assets impairment	0	0
Accrued Sales Returns	18,709,000	21,293,000
Selling, general and administrative expense	1,337,882,000	1,293,439,000	$ 1,223,507,000
Cash discounts recorded as a reduction of inventories	18,071,000	14,824,000
Finance lease ROU assets	15,267,000	20,972,000
Finance lease liabilities	$ 15,912,000	$ 21,770,000
Operating lease, existence of option to extend	true
Operating lease, option to extend description	Our leases have remaining lease terms of 1-10 years, some of which include options to extend the leases for up to five years.
Operating lease, term of extension	5 years
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Reduction in inventories related to pricing claim advances	$ 98,512,000	$ 85,301,000
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate202309Member
U.S. Joint Ventures with Carrier Corp. and its Affiliates [Member]
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	5
Controlling Interest Percentage	80.00%
Non Controlling Interest Percentage	20.00%
Canadian Joint Venture with Carrier Corp and its Affiliates [Member]
Significant Accounting Policies [Line Items]
Controlling Interest Percentage	60.00%
Non Controlling Interest Percentage	40.00%
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 84,449,000	84,762,000	82,600,000
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 24,092,000	$ 25,337,000	$ 28,236,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of Service Revenue	1.00%	1.00%
Buildings and Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware And Software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Russell Sigler, Inc. [Member]
Significant Accounting Policies [Line Items]
Percentage of equity method investment	38.40%
Watsco, Inc. [Member]
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	695
Number of states in which entity operates | State	43
Carrier and Its Affiliates [Member]
Significant Accounting Policies [Line Items]
Reduction in inventories related to pricing claim advances	$ 71,882,000	$ 60,234,000